UNAUDITED INTERIM CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
CURRENT LIABILITIES:
Accrued interest to related party	$ 555,833	$ 405,000
SHAREHOLDERS' EQUITY:
Common shares, par value (in dollars per share)	$ 0.001	$ 0.001
Common shares, shares authorized (in shares)	1,950,000,000	1,950,000,000
Common shares, shares issued (in shares)	93,519,255	13,121,238
Common shares, shares outstanding (in shares)	93,519,255	13,121,238
Preferred shares, par value (in dollars per share)	$ 0.001	$ 0.001
Preferred shares, shares authorized (in shares)	50,000,000	50,000,000
Series A Preferred Shares [Member]
SHAREHOLDERS' EQUITY:
Preferred shares, dividend rate	9.75%	9.75%
Preferred shares, issued (in shares)	480,000	480,000
Preferred shares, shares outstanding (in shares)	480,000	480,000
Series B Preferred Shares [Member]
SHAREHOLDERS' EQUITY:
Preferred shares, issued (in shares)	12,000	12,000
Preferred shares, shares outstanding (in shares)	12,000	12,000